Business Combinations - Additional Information (Detail) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Bargain purchase gain			$ 0	$ 891
Pre-tax merger-related costs			748	1,483
Net interest income			20,800	15,834
Non interest income			$ 4,228	4,570
As Reported by Acquiror
Business Acquisition [Line Items]
Pre-tax merger-related costs				$ 1,500
Cardinal Bankshares Corporation
Business Acquisition [Line Items]
Exchange ratio	1.30
Bargain purchase gain	$ 891
Net interest income		$ 3,500
Non interest income		415
Net income		$ 133
Grayson Bankshares, Inc.
Business Acquisition [Line Items]
Exchange ratio	1.76